SCHEDULE OF OF EFFECT OF SHARE-BASED PAYMENTS ON ENTITY'S PROFIT OR LOSS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Option Expense			$ 1,771	$ 3,272
RSU Expense			36,026	15,708
Total	$ 15,417	$ 7,144	37,797	18,980
Cost of Sales – Agent Stock Based Compensation [Member]
Option Expense
RSU Expense			23,763	10,512
Total			23,763	10,512
Marketing Expenses – Agent Stock Based Compensation [Member]
Option Expense			301	2,033
RSU Expense			6,836	3,917
Total			7,137	5,950
Marketing Expenses – FTE Stock Based Compensation [Member]
Option Expense			2	5
RSU Expense			9	30
Total			11	35
Research and Development – FTE Stock Based Compensation [Member]
Option Expense			20	68
RSU Expense			621	125
Total			641	193
General and Administrative – FTE Stock Based Compensation [Member]
Option Expense			1,448	1,166
RSU Expense			4,797	1,124
Total			$ 6,245	$ 2,290